Average Annual Total Returns - AZL Government Money Market Fund	Apr. 30, 2021
ThreeMonthUSTreasuryBillIndex [Member]
Average Annual Return:
1 Year	0.36%	[1]
5 Years	1.12%	[1]
10 Years	0.59%	[1]
AZL Government Money Market Fund
Average Annual Return:
1 Year	0.21%
5 Years	0.53%
10 Years	0.27%

[1]	Reflects no deduction for fees, expenses, or taxes.